Employee Benefits	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Employee Benefits [Line Items]
EMPLOYEE BENEFITS

12. EMPLOYEE BENEFITS

In July 2020, the Company adopted a 401(k) retirement and savings plan (the “401(k) Plan”) covering all employees. The 401(k) plan allows employees to make pre-tax or post-tax contributions up to the maximum allowable amount set by the Internal Revenue Services. Under the 401(k) Plan, the Company may make discretionary contributions as approved by the board of directors. The Company made contributions to the 401(k) Plan of approximately $0.3 million during the year ended December 31, 2020.

EQRx, INC. [Member]
Employee Benefits [Line Items]
EMPLOYEE BENEFITS

12. EMPLOYEE BENEFITS

In July 2020, the Company adopted a 401(k) retirement and savings plan (the “401(k) Plan”) covering all employees. The 401(k) plan allows employees to make pre-tax or post-tax contributions up to the maximum allowable amount set by the Internal Revenue Services. Under the 401(k) Plan, the Company may make discretionary contributions as approved by the board of directors. The Company made contributions to the 401(k) Plan of approximately $0.4 million during the six months ended June 30, 2021, respectively. No contributions were made during the six months ended June 30, 2020.